Pension and Other Postretirement Benefits - Assumptions (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Defined Benefit [Member]
Assumptions used to determine benefit obligations at December 31:
Discount rate	4.53%	3.85%	4.74%
Rate of compensation increase	4.00%	4.00%	4.00%
Assumptions used to determine pension and OPEB expense (income) for the year ended December 31:
Discount rate	3.85%	4.74%	5.36%
Expected return on plan assets	7.25%	8.00%	8.50%
Rate of compensation increase	4.00%	4.00%	4.00%
Other Postretirement Benefit Plans, Defined Benefit [Member]
Assumptions used to determine benefit obligations at December 31:
Discount rate	4.48%	3.77%	4.72%
Rate of compensation increase	4.00%	4.00%	4.00%
Subsequent year healthcare cost trend rate	7.00%	7.50%	7.50%
Ultimate healthcare cost trend rate	4.50%	4.50%	4.50%
Year ultimate healthcare cost trend rate begins	2019	2019	2018
Assumptions used to determine pension and OPEB expense (income) for the year ended December 31:
Discount rate	3.77%	4.72%	5.18%
Rate of compensation increase	4.00%	4.00%	4.00%
Effect of one percentage point increase on total service and interest cost components	$ 0.1
Effect of one percentage point decrease on total service and interest cost components	(0.1)
Effect of one percentage point increase on postretirement benefit obligation	3.3
Effect of one percentage point decrease on postretirement benefit obligation	$ (3.2)